Annual Total Returns- PIMCO StocksPLUS Global Portfolio (Institutional Class) [BarChart] - Institutional Class - PIMCO StocksPLUS Global Portfolio - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.54%)	9.98%	19.60%	1.06%	(8.75%)	7.99%	23.47%	(10.60%)	27.86%	13.47%